Prepayments and Other Receivables - Schedule of Prepayments and Other Receivables (Details)	May 31, 2026 USD ($)	May 31, 2026 HKD ($)	Nov. 30, 2025 HKD ($)
Schedule of Prepayments and Other Receivables [Abstract]
Rental deposit	$ 17,920	$ 140,429	$ 73,771
Prepayment of consulting fee			1,500,000
Others receivable	137,815	1,080,000	1,080,000
Total	$ 155,735	$ 1,220,429	$ 2,653,771